Portfolio of Investments (unaudited)
As of January 31, 2023
abrdn Global Income Fund, Inc.

Shares or Principal Amount		Value
CORPORATE BONDS—78.4%
AUSTRALIA—1.0%
Australia & New Zealand Banking Group Ltd., (fixed rate to 06/15/2026, variable rate thereafter), 6.75%, 06/15/2026(a)(b)	$200,000	$ 201,700
Mineral Resources Ltd., 8.00%, 11/01/2027(a)(c)	320,000	327,616
Total Australia		529,316
BAHRAIN—0.5%
Oil & Gas Holding Co. BSCC (The), 7.63%, 11/07/2024(a)	260,000	265,720
BARBADOS—0.4%
Sagicor Financial Co. Ltd., 5.30%, 05/13/2028(a)(c)	210,000	203,977
BRAZIL—1.7%
Banco do Brasil SA, (fixed rate to 04/15/2024, variable rate thereafter), 6.25%, 04/15/2024(a)(b)	620,000	562,423
BRF SA, 5.75%, 09/21/2050(a)(c)	200,000	140,051
Guara Norte Sarl, 5.20%, 06/15/2034(a)(d)	182,114	164,868
Total Brazil		867,342
CANADA—1.4%
Enerflex Ltd., 9.00%, 10/15/2027(a)(c)	169,000	172,130
GFL Environmental, Inc.
5.13%, 12/15/2026(a)(c)	46,000	44,747
4.75%, 06/15/2029(a)(c)	78,000	70,398
Rogers Communications, Inc., (fixed rate to 03/15/2027, variable rate thereafter), 5.25%, 03/15/2082(a)(c)	124,000	111,597
Titan Acquisition Ltd. / Titan Co-Borrower LLC, 7.75%, 04/15/2026(a)(c)	125,000	118,237
TransAlta Corp., 7.75%, 11/15/2029(c)	220,000	226,227
Total Canada		743,336
CHILE—0.9%
Corp. Nacional del Cobre de Chile, 3.75%, 01/15/2031(a)(c)	330,000	304,425
Empresa Nacional del Petroleo, 3.45%, 09/16/2031(a)(c)	200,000	170,516
Total Chile		474,941
CHINA—2.7%
China Evergrande Group, 8.75%, 06/28/2025(a)(c)(e)(f)	200,000	20,600
China Huadian Overseas Development 2018 Ltd., (fixed rate to 06/23/2025, variable rate thereafter), 3.38%, 06/23/2025(a)(b)	200,000	191,100
Huarong Finance II Co. Ltd.
5.50%, 01/16/2025(a)	619,000	600,142
5.00%, 11/19/2025(a)	200,000	189,302
Kaisa Group Holdings Ltd., 11.95%, 11/12/2023(a)(c)(e)(f)	200,000	36,080
Logan Group Co. Ltd.
7.50%, 08/25/2022(a)(c)(e)(f)	200,000	59,000
6.50%, 07/16/2023(a)(c)(e)(f)	200,000	59,004
	Shares or Principal Amount		Value

Shandong Iron & Steel Xinheng International Co. Ltd., 6.50%, 11/05/2023(a)		$200,000	$ 198,504
Sunac China Holdings Ltd., 6.80%, 10/20/2024(a)(c)(e)(f)		200,000	56,746
Zhenro Properties Group Ltd., 6.63%, 01/07/2026(a)(c)(e)(f)		200,000	17,394
Total China			1,427,872
COLOMBIA—1.2%
Bancolombia SA, (Fixed rate to 12/18/2024, variable rate thereafter), 4.63%, 12/18/2029(c)		200,000	182,240
Ecopetrol SA
5.38%, 06/26/2026(c)		351,000	339,171
8.88%, 01/13/2033(c)		105,000	107,699
Total Colombia			629,110
DOMINICAN REPUBLIC—0.3%
AES Andres BV, 5.70%, 05/04/2028(a)(c)		202,000	177,859
ECUADOR—0.4%
International Airport Finance SA, 12.00%, 03/15/2033(a)(c)(d)		195,594	196,171
FRANCE—0.9%
Altice France SA, 5.88%, 02/01/2027(a)(c)	EUR	100,000	98,387
BNP Paribas SA, (Fixed rate to 02/25/2030,variable rate thereafter), 4.50%, 02/25/2030(a)(b)		$200,000	166,285
Chrome Bidco SASU, 3.50%, 05/31/2028(a)(c)	EUR	130,000	117,120
Electricite de France SA, (fixed rate to 01/22/2026, variable rate thereafter), 5.00%, 01/22/2026(a)(b)		100,000	102,428
Total France			484,220
GEORGIA—0.4%
Bank of Georgia JSC, 6.00%, 07/26/2023(a)		$200,000	199,694
GERMANY—2.2%
CT Investment GmbH, 5.50%, 04/15/2026(a)(c)	EUR	100,000	96,516
Deutsche Bank AG, (fixed rate to 04/30/2026, variable rate thereafter), 7.13%, 04/30/2026(a)(b)	GBP	100,000	115,254
Gruenenthal GmbH, 3.63%, 11/15/2026(a)(c)	EUR	100,000	99,904
HT Troplast GmbH, 9.25%, 07/15/2025(a)(c)		100,000	104,910
Nidda Healthcare Holding GmbH, 3.50%, 09/30/2024(a)(c)		152,000	161,800
PrestigeBidCo GmbH, 3 mo. Euribor + 6.000%, 8.29%, 07/15/2027(a)(c)(g)		109,000	111,509
Schaeffler AG
2.88%, 03/26/2027(a)(c)		60,000	61,152
3.38%, 10/12/2028(a)(c)		100,000	97,894
Techem Verwaltungsgesellschaft 675 mbH, 2.00%, 07/15/2025(a)(c)		106,000	106,739

See accompanying  Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of January 31, 2023
abrdn Global Income Fund, Inc.

Shares or Principal Amount			Value
CORPORATE BONDS (continued)
GERMANY (continued)
TK Elevator Midco GmbH, 4.38%, 07/15/2027(a)(c)	EUR	100,000	$ 98,181
ZF Europe Finance BV, 2.50%, 10/23/2027(a)(c)		100,000	92,625
Total Germany			1,146,484
GHANA—0.5%
Tullow Oil PLC, 7.00%, 03/01/2025(a)(c)		$362,000	257,298
HONG KONG—1.0%
AIA Group Ltd., 5.63%, 10/25/2027(a)(c)		500,000	520,635
INDIA—3.6%
Adani Green Energy UP Ltd. / Prayatna Developers Pvt Ltd. / Parampujya Solar Energy, 6.25%, 12/10/2024(a)		420,000	392,159
GMR Hyderabad International Airport Ltd., 5.38%, 04/10/2024(a)		200,000	197,500
HDFC Bank Ltd., 8.10%, 03/22/2025(a)	INR	30,000,000	361,832
India Green Power Holdings, 4.00%, 02/22/2027(a)(c)(d)		$200,000	174,198
Indiabulls Housing Finance Ltd. Series 6-B, 9.00%, 09/26/2026	INR	50,000,000	570,555
REC Ltd., 5.25%, 11/13/2023(a)		$200,000	199,338
Total India			1,895,582
INDONESIA—1.5%
Medco Oak Tree Pte Ltd., 7.38%, 05/14/2026(a)(c)		200,000	200,200
Medco Platinum Road Pte Ltd., 6.75%, 01/30/2025(a)(c)		200,000	197,520
Perusahaan Perseroan Persero PT, Perusahaan Listrik Negara, 5.25%, 10/24/2042(a)		400,000	355,870
Total Indonesia			753,590
IRELAND—0.2%
Cimpress PLC, 7.00%, 06/15/2026(a)(c)		160,000	111,087
ISRAEL—0.9%
Energean Israel Finance Ltd., 4.88%, 03/30/2026(a)(c)		192,000	179,280
Teva Pharmaceutical Finance Netherlands III BV, 7.13%, 01/31/2025(c)		276,000	279,719
Total Israel			458,999
ITALY—0.4%
Telecom Italia Capital SA
6.38%, 11/15/2033		140,000	119,032
7.20%, 07/18/2036		100,000	84,954
Total Italy			203,986
KAZAKHSTAN—1.6%
KazMunayGas National Co. JSC
3.50%, 04/14/2033(a)(c)		200,000	151,509
5.75%, 04/19/2047(a)		870,000	691,384
Total Kazakhstan			842,893
KUWAIT—0.4%
MEGlobal Canada ULC, 5.00%, 05/18/2025(a)		200,000	198,184
	Shares or Principal Amount		Value

LUXEMBOURG—1.8%
Albion Financing 1 SARL/Aggreko Holdings, Inc., 5.25%, 10/15/2026(a)(c)	EUR	100,000	$ 97,302
Altice Financing SA, 5.75%, 08/15/2029(a)(c)		$204,000	171,341
Altice France Holding SA
8.00%, 05/15/2027(a)(c)	EUR	100,000	88,461
10.50%, 05/15/2027(a)(c)		$200,000	171,750
Cidron Aida Finco Sarl, 6.25%, 04/01/2028(a)(c)	GBP	100,000	104,022
Cullinan Holdco Scsp, 4.63%, 10/15/2026(a)(c)	EUR	100,000	97,133
LHMC Finco 2 Sarl PIK, 7.25%, 10/02/2025(a)(c)(h)		4,866	4,860
Matterhorn Telecom SA, 3.13%, 09/15/2026(a)(c)		200,000	198,405
Total Luxembourg			933,274
MEXICO—3.0%
BBVA Bancomer SA, 5.13%, 01/18/2033(a)(c)		$470,000	446,735
Braskem Idesa SAPI, 6.99%, 02/20/2032(a)(c)		200,000	148,120
Petroleos Mexicanos
7.19%, 09/12/2024(a)	MXN	4,200,000	204,870
7.19%, 09/12/2024(a)		3,378,800	164,813
7.69%, 01/23/2050(c)		$530,000	395,699
Sixsigma Networks Mexico SA de CV, 7.50%, 05/02/2025(a)(c)		210,000	195,825
Total Mexico			1,556,062
MOROCCO—0.5%
Vivo Energy Investments BV, 5.13%, 09/24/2027(a)(c)		255,000	238,425
NETHERLANDS—1.1%
Lincoln Financing Sarl, 3.63%, 04/01/2024(a)(c)	EUR	139,000	150,160
Nobel Bidco BV, 3.13%, 06/15/2028(a)(c)		100,000	76,844
OCI NV, 3.63%, 10/15/2025(a)(c)		90,000	96,789
Stichting AK Rabobank Certificaten, 6.50%, 12/29/2049(a)(b)		60,000	65,148
Summer BidCo BV PIK, 9.00%, 11/15/2025(a)(c)(h)		104,875	85,384
VZ Vendor Financing II BV, 2.88%, 01/15/2029(a)(c)		100,000	85,341
Total Netherlands			559,666
NIGERIA—2.3%
Access Bank PLC, 6.13%, 09/21/2026(a)		$216,000	187,402
BOI Finance BV, 7.50%, 02/16/2027(a)	EUR	196,000	177,923
IHS Netherlands Holdco BV, 8.00%, 09/18/2027(a)(c)		$230,000	207,299
SEPLAT Energy PLC, 7.75%, 04/01/2026(a)(c)		297,000	258,390
United Bank for Africa PLC, 6.75%, 11/19/2026(a)		380,000	340,100
Total Nigeria			1,171,114

See accompanying  Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of January 31, 2023
abrdn Global Income Fund, Inc.

Shares or Principal Amount			Value
CORPORATE BONDS (continued)
OMAN—0.5%
Oztel Holdings SPC Ltd., 6.63%, 04/24/2028(a)		$230,000	$ 237,981
PERU—0.3%
Petroleos del Peru SA, 5.63%, 06/19/2047(a)		200,000	133,428
PHILIPPINES—0.9%
International Container Terminal Services, Inc., 4.75%, 06/17/2030(a)		260,000	250,234
Manila Water Co., Inc., 4.38%, 07/30/2030(a)(c)		243,000	213,354
Total Philippines			463,588
RUSSIA—0.0%
Sovcombank Via SovCom Capital DAC, (fixed rate to 05/06/2025, variable rate thereafter), 7.75%, 05/06/2025(a)(b)(e)(i)(j)		250,000	–
SAUDI ARABIA—1.7%
Saudi Arabian Oil Co., 2.88%, 04/16/2024(a)		918,000	893,765
SINGAPORE—1.1%
DBS Group Holdings Ltd., (fixed rate to 12/11/2023, variable rate thereafter), 4.52%, 12/11/2028(a)(c)		200,000	198,288
Puma International Financing SA, 5.00%, 01/24/2026(a)(c)		210,000	193,221
Vena Energy Capital Pte Ltd., 3.13%, 02/26/2025(a)		210,000	195,463
Total Singapore			586,972
SOUTH AFRICA—2.3%
Eskom Holdings SOC Ltd.
7.13%, 02/11/2025(a)		210,000	201,096
0.00%, 12/31/2032(f)	ZAR	28,700,000	329,885
Liquid Telecommunications Financing PLC, 5.50%, 09/04/2026(a)(c)		$446,000	340,200
Sasol Financing USA LLC, 5.50%, 03/18/2031(c)		400,000	349,000
Total South Africa			1,220,181
SPAIN—1.0%
Banco Bilbao Vizcaya Argentaria SA, (fixed rate to 03/05/2025, variable rate thereafter), Series 9, 6.50%, 03/05/2025(b)		200,000	195,752
Cellnex Finance Co. SA
1.50%, 06/08/2028(a)(c)	EUR	100,000	93,515
2.00%, 09/15/2032(a)(c)		100,000	85,572
Cirsa Finance International Sarl, 6.25%, 12/20/2023(a)(c)		28,959	31,326
Lorca Telecom Bondco SA, 4.00%, 09/18/2027(a)(c)		100,000	99,601
Total Spain			505,766
	Shares or Principal Amount		Value

SWEDEN—0.4%
Intrum AB, 4.88%, 08/15/2025(a)(c)	EUR	100,000	$ 102,056
Verisure Holding AB, 3.88%, 07/15/2026(a)(c)		100,000	100,504
Total Sweden			202,560
SWITZERLAND—0.8%
Consolidated Energy Finance SA, 5.63%, 10/15/2028(a)(c)		$150,000	130,500
Credit Suisse Group AG, (fixed rate to 12/18/2024, variable rate thereafter), 6.25%, 12/18/2024(a)(b)		200,000	175,520
Dufry One BV, 2.50%, 10/15/2024(a)(c)	EUR	100,000	106,269
Total Switzerland			412,289
TANZANIA—0.4%
HTA Group Ltd., 7.00%, 12/18/2025(a)(c)		$200,000	188,000
TRINIDAD—0.6%
Heritage Petroleum Co. Ltd., 9.00%, 08/12/2029(a)(c)		291,000	304,124
TURKEY—0.4%
Akbank TAS, 6.80%, 04/27/2028(a)(c)		200,000	192,832
UKRAINE—0.5%
Kernel Holding SA, 6.75%, 10/27/2027(a)(c)(f)		206,000	84,460
MHP Lux SA, 6.95%, 04/03/2026(a)(f)		218,000	103,759
NPC Ukrenergo, 6.88%, 11/09/2028(a)(e)(f)		200,000	34,303
Ukraine Railways Via Rail Capital Markets PLC, 8.25%, 07/09/2026(a)(e)(f)		200,000	40,000
Total Ukraine			262,522
UNITED ARAB EMIRATES—0.4%
MAF Global Securities Ltd., (fixed rate to 03/20/2026, variable rate thereafter), 6.38%, 03/20/2026(a)(b)		200,000	197,000
UNITED KINGDOM—2.4%
Bellis Acquisition Co. PLC, 4.50%, 02/16/2026(a)(c)	GBP	124,000	129,170
eG Global Finance PLC, 6.25%, 10/30/2025(a)(c)	EUR	125,000	121,187
Ithaca Energy North Sea PLC, 9.00%, 07/15/2026(a)(c)		$200,000	196,463
Jerrold Finco PLC, 4.88%, 01/15/2026(a)(c)	GBP	100,000	107,775
Phoenix Group Holdings PLC, 6.63%, 12/18/2025(a)		150,000	188,596
Pinewood Finance Co. Ltd., 3.25%, 09/30/2025(a)(c)		100,000	114,638
Standard Chartered PLC, (fixed rate to 04/02/2023, variable rate thereafter), 7.75%, 04/02/2023(a)(b)		$200,000	200,966
Virgin Media Vendor Financing Notes III DAC, 4.88%, 07/15/2028(a)(c)	GBP	200,000	206,194
Total United Kingdom			1,264,989
UNITED STATES—31.5%
Academy Ltd., 6.00%, 11/15/2027(a)(c)		$169,000	164,403
ACI Worldwide, Inc., 5.75%, 08/15/2026(a)(c)		229,000	226,137

See accompanying  Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of January 31, 2023
abrdn Global Income Fund, Inc.

	Shares or Principal Amount		Value
CORPORATE BONDS (continued)
UNITED STATES (continued)
Adams Homes, Inc., 7.50%, 02/15/2025(a)(c)		$163,000	$ 140,190
Adient Global Holdings Ltd., 3.50%, 08/15/2024(a)(c)	EUR	118,000	124,776
Affinity Gaming, 6.88%, 12/15/2027(a)(c)		$182,000	162,935
ASP Unifrax Holdings, Inc., 5.25%, 09/30/2028(a)(c)		70,000	59,975
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.38%, 03/01/2029(a)(c)		148,000	132,312
Ball Corp.
2.88%, 08/15/2030(c)		425,000	348,413
3.13%, 09/15/2031(c)		34,000	27,800
Boeing Co., 5.15%, 05/01/2030(c)		116,000	116,918
Builders FirstSource, Inc., 4.25%, 02/01/2032(a)(c)		110,000	94,627
Caesars Entertainment, Inc., 7.00%, 02/15/2030(a)(c)		4,000	4,070
Carnival Corp.
10.50%, 02/01/2026(a)(c)		64,000	66,938
6.00%, 05/01/2029(a)(c)		56,000	44,240
CCM Merger, Inc., 6.38%, 05/01/2026(a)(c)		151,000	146,093
CCO Holdings LLC / CCO Holdings Capital Corp.
5.38%, 06/01/2029(a)(c)		38,000	35,150
4.25%, 02/01/2031(a)(c)		99,000	82,472
4.75%, 02/01/2032(a)(c)		63,000	53,550
4.25%, 01/15/2034(a)(c)		486,000	378,861
Cedar Fair LP, 5.25%, 07/15/2029(c)		74,000	67,832
Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op, 6.50%, 10/01/2028(c)		70,000	67,838
Celanese US Holdings LLC
6.17%, 07/15/2027(c)		86,000	87,110
6.38%, 07/15/2032(c)		36,000	36,265
Centene Corp.
4.25%, 12/15/2027(c)		23,000	22,063
4.63%, 12/15/2029(c)		39,000	37,052
3.38%, 02/15/2030(c)		233,000	204,835
Chart Industries, Inc.
7.50%, 01/01/2030(a)(c)		25,000	25,563
9.50%, 01/01/2031(a)(c)		20,000	20,870
Cheniere Energy Partners LP
4.50%, 10/01/2029(c)		189,000	177,305
4.00%, 03/01/2031(c)		64,000	57,418
Cheniere Energy, Inc., 4.63%, 10/15/2028(c)		145,000	138,062
Chesapeake Energy Corp., 6.75%, 04/15/2029(a)(c)		151,000	148,894
Clean Harbors, Inc.
4.88%, 07/15/2027(a)(c)		233,000	224,794
5.13%, 07/15/2029(a)(c)		16,000	15,363
6.38%, 02/01/2031(a)(c)		29,000	29,542
CNX Resources Corp., 7.38%, 01/15/2031(a)(c)		96,000	93,359
	Shares or Principal Amount		Value

Consensus Cloud Solutions, Inc.
6.00%, 10/15/2026(a)(c)		$37,000	$ 35,359
6.50%, 10/15/2028(a)(c)		104,000	97,366
Cornerstone Building Brands, Inc., 6.13%, 01/15/2029(a)(c)		87,000	65,173
CSC Holdings LLC
6.50%, 02/01/2029(a)(c)		200,000	173,036
5.75%, 01/15/2030(a)(c)		200,000	126,000
Darling Ingredients, Inc., 6.00%, 06/15/2030(a)(c)		162,000	161,190
DISH Network Corp., 11.75%, 11/15/2027(a)(c)		105,000	109,116
Encompass Health Corp., 4.63%, 04/01/2031(c)		202,000	177,799
Encore Capital Group, Inc., 4.88%, 10/15/2025(a)(c)	EUR	100,000	101,776
EnLink Midstream LLC, 6.50%, 09/01/2030(a)(c)		$118,000	120,213
Ford Motor Co.
6.63%, 10/01/2028		44,000	45,830
9.63%, 04/22/2030(c)		148,000	174,211
Ford Motor Credit Co. LLC
4.54%, 03/06/2025	GBP	211,000	251,027
2.39%, 02/17/2026	EUR	100,000	101,920
Frontier Communications Holdings LLC
6.00%, 01/15/2030(a)(c)		$26,000	21,357
8.75%, 05/15/2030(a)(c)		83,000	86,009
GCI LLC, 4.75%, 10/15/2028(a)(c)		83,000	73,085
GLP Capital LP / GLP Financing II, Inc., 5.38%, 11/01/2023(c)		90,000	90,045
GLP Capital, LP/GLP Financing II, Inc. REIT, 5.75%, 06/01/2028(c)		137,000	139,547
Goodyear Europe BV, 2.75%, 08/15/2028(a)(c)	EUR	116,000	101,379
Goodyear Tire & Rubber Co. (The)
9.50%, 05/31/2025(c)		$230,000	237,400
5.00%, 07/15/2029(c)		120,000	105,712
Graphic Packaging International LLC, 3.75%, 02/01/2030(a)(c)		463,000	400,964
HCA, Inc.
5.88%, 02/15/2026(c)		114,000	116,042
5.63%, 09/01/2028(c)		337,000	342,966
Hess Midstream Operations LP
4.25%, 02/15/2030(a)(c)		129,000	112,979
5.50%, 10/15/2030(a)(c)		20,000	18,652
Hilcorp Energy I LP / Hilcorp Finance Co., 5.75%, 02/01/2029(a)(c)		150,000	139,500
Howmet Aerospace, Inc.
6.88%, 05/01/2025(c)		7,000	7,210
3.00%, 01/15/2029(c)		370,000	322,825
5.95%, 02/01/2037		76,000	76,714
Hyundai Capital America, 6.38%, 04/08/2030(a)(c)		200,000	210,208
International Game Technology PLC, 3.50%, 06/15/2026(a)(c)	EUR	179,000	183,654
IQVIA, Inc., 1.75%, 03/15/2026(a)(c)		125,000	125,984

See accompanying  Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of January 31, 2023
abrdn Global Income Fund, Inc.

	Shares or Principal Amount		Value
CORPORATE BONDS (continued)
UNITED STATES (continued)
Iron Mountain, Inc.
5.25%, 03/15/2028(a)(c)		$140,000	$ 133,126
5.00%, 07/15/2028(a)(c)		23,000	21,149
4.88%, 09/15/2029(a)(c)		60,000	54,188
5.25%, 07/15/2030(a)(c)		122,000	110,403
ITT Holdings LLC, 6.50%, 08/01/2029(a)(c)		179,000	155,506
JPMorgan Chase & Co. Series CC, (fixed rate to 11/01/2022, variable rate thereafter), 7.39%, 05/01/2023(b)(g)		180,000	179,100
JPMorgan Chase Bank NA, 11.67%, 11/27/2023(a)(f)	UAH	10,041,000	214,770
Lennar Corp., 4.88%, 12/15/2023(c)		$280,000	279,480
Lumen Technologies, Inc., 4.50%, 01/15/2029(a)(c)		124,000	83,390
Macy's Retail Holdings LLC
5.88%, 04/01/2029(a)(c)		139,000	129,272
5.88%, 03/15/2030(a)(c)		3,000	2,738
6.13%, 03/15/2032(a)(c)		9,000	8,055
MajorDrive Holdings IV LLC, 6.38%, 06/01/2029(a)(c)		175,000	138,276
Marriott Ownership Resorts, Inc., 4.50%, 06/15/2029(a)(c)		13,000	11,317
Mauser Packaging Solutions Holding Co., 7.25%, 04/15/2025(a)(c)		48,000	46,860
McAfee Corp., 7.38%, 02/15/2030(a)(c)		124,000	102,994
MGM Resorts International, 5.75%, 06/15/2025(c)		113,000	111,573
Midcontinent Communications / Midcontinent Finance Corp., 5.38%, 08/15/2027(a)(c)		77,000	72,536
MIWD Holdco II LLC / MIWD Finance Corp., 5.50%, 02/01/2030(a)(c)		148,000	123,058
NCL Corp. Ltd.
5.88%, 02/15/2027(a)(c)		87,000	80,888
7.75%, 02/15/2029(a)(c)		41,000	35,257
Netflix, Inc.
4.63%, 05/15/2029	EUR	134,000	148,041
6.38%, 05/15/2029		$63,000	67,506
New Enterprise Stone & Lime Co., Inc., 5.25%, 07/15/2028(a)(c)		87,000	80,088
Novelis Corp., 3.25%, 11/15/2026(a)(c)		163,000	147,567
NRG Energy, Inc.
3.38%, 02/15/2029(a)(c)		15,000	12,401
5.25%, 06/15/2029(a)(c)		134,000	120,935
3.63%, 02/15/2031(a)(c)		202,000	160,004
3.88%, 02/15/2032(a)(c)		68,000	52,931
Occidental Petroleum Corp.
5.50%, 12/01/2025(c)		26,000	26,175
5.55%, 03/15/2026(c)		22,000	22,221
6.38%, 09/01/2028(c)		43,000	44,670
6.63%, 09/01/2030(c)		46,000	48,836
6.45%, 09/15/2036		130,000	136,712
Organon & Co. / Organon Foreign Debt Co-Issuer BV, 2.88%, 04/30/2028(a)(c)	EUR	196,000	185,658
	Shares or Principal Amount	Value

Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
7.50%, 06/01/2025(a)(c)	$29,000	$ 29,399
4.88%, 05/15/2029(a)(c)	82,000	70,889
Perrigo Finance Unlimited Co., 4.40%, 06/15/2030(c)	200,000	175,524
Photo Holdings Merger Sub, Inc., 8.50%, 10/01/2026(a)(c)	167,000	83,500
Post Holdings, Inc.
5.63%, 01/15/2028(a)(c)	70,000	67,375
5.50%, 12/15/2029(a)(c)	120,000	111,285
Royal Caribbean Cruises Ltd.
11.50%, 06/01/2025(a)(c)	33,000	35,435
3.70%, 03/15/2028(c)	136,000	107,099
Sabre GLBL, Inc.
7.38%, 09/01/2025(a)(c)	94,000	92,202
11.25%, 12/15/2027(a)(c)	41,000	43,460
Sealed Air Corp.
5.00%, 04/15/2029(a)(c)	72,000	69,097
6.88%, 07/15/2033(a)	44,000	45,732
Sirius XM Radio, Inc., 5.50%, 07/01/2029(a)(c)	228,000	213,670
Six Flags Entertainment Corp., 5.50%, 04/15/2027(a)(c)	116,000	109,337
Six Flags Theme Parks, Inc., 7.00%, 07/01/2025(a)(c)	105,000	106,146
Southwestern Energy Co., 4.75%, 02/01/2032(c)	170,000	149,858
Sprint Capital Corp.
6.88%, 11/15/2028	61,000	65,260
8.75%, 03/15/2032	31,000	38,285
Staples, Inc., 7.50%, 04/15/2026(a)(c)	145,000	128,840
Starwood Property Trust, Inc., 3.63%, 07/15/2026(a)(c)	128,000	114,879
SunCoke Energy, Inc., 4.88%, 06/30/2029(a)(c)	191,000	168,080
Tempur Sealy International, Inc., 3.88%, 10/15/2031(a)(c)	123,000	101,341
Tenet Healthcare Corp.
4.63%, 07/15/2024(c)	127,000	125,254
6.13%, 10/01/2028(c)	76,000	71,066
6.13%, 06/15/2030(a)(c)	66,000	64,067
T-Mobile USA, Inc., 3.50%, 04/15/2031(c)	312,000	279,193
Transocean Titan Financing Ltd., 8.38%, 02/01/2028(a)(c)(d)	26,000	26,981
Transocean, Inc., 8.75%, 02/15/2030(a)(c)(d)	26,000	26,806
Travel & Leisure Co.
5.65%, 04/01/2024(c)	115,000	114,425
4.63%, 03/01/2030(a)(c)	25,000	21,258
Turning Point Brands, Inc., 5.63%, 02/15/2026(a)(c)	108,000	97,856
Univision Communications, Inc.
6.63%, 06/01/2027(a)(c)	97,000	95,060
7.38%, 06/30/2030(a)(c)	22,000	21,574

See accompanying  Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of January 31, 2023
abrdn Global Income Fund, Inc.

Shares or Principal Amount			Value
CORPORATE BONDS (continued)
UNITED STATES (continued)
Venture Global Calcasieu Pass LLC
3.88%, 08/15/2029(a)(c)		$73,000	$ 64,970
6.25%, 01/15/2030(a)(c)		114,000	116,141
4.13%, 08/15/2031(a)(c)		145,000	128,551
3.88%, 11/01/2033(a)(c)		98,000	83,246
Viatris, Inc., 2.70%, 06/22/2030(c)		258,000	212,606
Viking Cruises Ltd., 13.00%, 05/15/2025(a)(c)		65,000	68,919
Viper Energy Partners LP, 5.38%, 11/01/2027(a)(c)		117,000	113,249
Vistra Operations Co. LLC, 4.38%, 05/01/2029(a)(c)		126,000	110,797
Warnermedia Holdings, Inc., 3.79%, 03/15/2025(a)(c)		93,000	89,843
Weatherford International Ltd., 8.63%, 04/30/2030(a)(c)		97,000	97,913
Western Midstream Operating LP
3.95%, 06/01/2025(c)		142,000	135,610
4.65%, 07/01/2026(c)		84,000	80,850
Wolverine World Wide, Inc., 4.00%, 08/15/2029(a)(c)		168,000	135,450
Total United States			16,372,332
ZAMBIA—0.4%
First Quantum Minerals Ltd., 7.50%, 04/01/2025(a)(c)		230,000	226,479
Total Corporate Bonds			40,711,645
GOVERNMENT BONDS—41.0%
ANGOLA—1.2%
Angolan Government International Bond, 9.13%, 11/26/2049(a)		701,000	612,919
ARGENTINA—1.2%
Argentine Republic Government International Bond
1.00%, 07/09/2029(c)(d)		71,292	24,288
1.50%, 07/09/2035(c)(d)(k)		449,075	138,008
3.88%, 01/09/2038(c)(d)(k)		144,600	53,117
1.50%, 07/09/2046(c)(d)(k)		1,293,010	399,701
Total Argentina			615,114
AUSTRALIA—3.7%
Australia Government Bond Series 154, 2.75%, 11/21/2029(a)	AUD	1,700,000	1,152,878
Queensland Treasury Corp., 3.50%, 08/21/2030(a)		1,100,000	752,363
Total Australia			1,905,241
BAHRAIN—1.4%
Bahrain Government International Bond
4.25%, 01/25/2028(a)		$390,000	364,054
5.45%, 09/16/2032(a)		229,000	207,531
6.25%, 01/25/2051(a)		210,000	172,200
Total Bahrain			743,785
	Shares or Principal Amount		Value

BRAZIL—4.0%
Brazil Notas do Tesouro Nacional
10.00%, 01/01/2027	BRL	2,076,000	$ 375,706
10.00%, 01/01/2029		7,434,000	1,294,210
Brazilian Government International Bond, 7.13%, 01/20/2037		$370,000	398,683
Total Brazil			2,068,599
CHILE—0.7%
Chile Government International Bond, 4.34%, 03/07/2042(c)		386,000	341,722
COLOMBIA—1.2%
Colombia Government International Bond
9.85%, 06/28/2027	COP	2,385,000,000	463,820
5.20%, 05/15/2049(c)		$200,000	140,708
Total Colombia			604,528
DOMINICAN REPUBLIC—2.7%
Dominican Republic International Bond
9.75%, 06/05/2026(a)	DOP	15,300,000	255,449
5.50%, 02/22/2029(a)(c)		$200,000	188,134
5.88%, 01/30/2060(a)		1,230,000	944,790
Total Dominican Republic			1,388,373
EGYPT—1.1%
Egypt Government International Bond
7.63%, 05/29/2032(a)		400,000	304,313
7.90%, 02/21/2048(a)		426,000	282,762
Total Egypt			587,075
GEORGIA—0.5%
Georgia Government International Bond, 2.75%, 04/22/2026(a)		306,000	280,958
GHANA—0.3%
Ghana Government International Bond, 7.63%, 05/16/2029(a)(d)		385,000	141,980
INDONESIA—6.6%
Indonesia Government International Bond
3.50%, 01/11/2028		650,000	622,050
7.75%, 01/17/2038(a)		100,000	123,500
3.70%, 10/30/2049		1,180,000	941,297
Indonesia Treasury Bond
Series FR63, 5.63%, 05/15/2023	IDR	2,600,000,000	173,553
Series FR77, 8.13%, 05/15/2024		14,800,000,000	1,014,032
Series FR81, 6.50%, 06/15/2025		780,000,000	52,419
Series FR82, 7.00%, 09/15/2030		341,000,000	23,180
Series FR83, 7.50%, 04/15/2040		6,535,000,000	457,032
Total Indonesia			3,407,063
IRAQ—1.3%
Iraq International Bond
6.75%, 03/09/2023(a)		$400,000	397,134
5.80%, 01/15/2028(a)(c)(d)		156,250	144,597
5.80%, 01/15/2028(a)(c)(d)		156,250	144,597
Total Iraq			686,328
IVORY COAST—0.7%
Ivory Coast Government International Bond, 6.63%, 03/22/2048(a)(d)	EUR	444,000	347,970

See accompanying  Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of January 31, 2023
abrdn Global Income Fund, Inc.

	Shares or Principal Amount		Value
GOVERNMENT BONDS (continued)
MALAYSIA—1.8%
Malaysia Government Bond
Series 0411, 4.23%, 06/30/2031	MYR	1,100,000	$ 264,969
3.83%, 07/05/2034		800,000	186,469
3.76%, 05/22/2040		1,000,000	222,409
4.07%, 06/15/2050		1,100,000	246,563
Total Malaysia			920,410
MEXICO—2.1%
Mexican Bonos
Series M, 5.75%, 03/05/2026	MXN	6,120,200	294,343
Series M, 7.75%, 11/13/2042		16,497,100	790,955
Total Mexico			1,085,298
MOROCCO—0.6%
Morocco Government International Bond, 2.38%, 12/15/2027(a)		$328,000	289,322
NIGERIA—0.5%
Nigeria Government International Bond
7.14%, 02/23/2030(a)		200,000	152,104
7.63%, 11/28/2047(a)		200,000	129,540
Total Nigeria			281,644
OMAN—2.7%
Oman Government International Bond, 7.00%, 01/25/2051(a)		1,400,000	1,416,660
PAKISTAN—0.3%
Pakistan Government International Bond, 7.38%, 04/08/2031(a)		417,000	173,389
PERU—1.2%
Peruvian Government International Bond, 6.90%, 08/12/2037(a)	PEN	2,781,000	642,023
QATAR—1.0%
Qatar Government International Bond, 4.40%, 04/16/2050(a)		$576,000	543,819
RWANDA—0.6%
Rwanda International Government Bond, 5.50%, 08/09/2031(a)		400,000	304,427
SAUDI ARABIA—0.8%
Saudi Government International Bond, 4.38%, 04/16/2029(a)		410,000	410,074
SOUTH KOREA—0.6%
Industrial Bank of Korea, 5.13%, 10/25/2024(a)		300,000	301,427
TURKEY—0.5%
Turkey Government International Bond, 9.88%, 01/15/2028		279,000	285,975
URUGUAY—1.3%
Uruguay Government International Bond
4.38%, 12/15/2028(d)	UYU	11,131,217	300,046
7.88%, 01/15/2033		$165,000	206,958
7.63%, 03/21/2036(d)		146,000	186,292
Total Uruguay			693,296
Shares or Principal Amount		Value

UZBEKISTAN—0.4%
Republic of Uzbekistan International Bond, 3.70%, 11/25/2030(a)	$252,000	$ 207,963
Total Government Bonds		21,287,382
WARRANTS—0.0%
BRAZIL—0.0%
OAS S.A.(f)(i)(l)	61,465	–
UNITED STATES(j)—0.0%
Delco, Series A(f)(i)(j)(l)	73,666	–
Total Warrants		–
SHORT-TERM INVESTMENT—10.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.18%(m)	5,245,989	5,245,989
Total Short-Term Investment		5,245,989
Total Investments (Cost $75,585,844)—129.5%		67,245,016
Liabilities in Excess of Other Assets—(29.5%)		(15,301,003)
Net Assets—100.0%		$51,944,013

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	Perpetual maturity. Maturity date presented represents the next call date.
(c)	The maturity date presented for these instruments represents the next call/put date.
(d)	Sinkable security.
(e)	Security is in default.
(f)	Illiquid security.
(g)	Variable or Floating Rate security. Rate disclosed is as of January 31, 2023.
(h)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(i)	Level 3 security. See Note 1(a) of the accompanying Notes to Portfolio of Investments.
(j)	The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. Illiquid securities held by the Fund represent 0.00% of net assets as of January 31, 2023.
(k)	Step bond. Rate disclosed is as of January 31, 2023.
(l)	Non-income producing security.
(m)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2023.

AUD	Australian Dollar
BRL	Brazilian Real
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
DOP	Dominican Republic Peso
EUR	Euro Currency
GBP	British Pound Sterling
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Sol
PIK	Payment-In-Kind

See accompanying  Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (concluded)
As of January 31, 2023
abrdn Global Income Fund, Inc.

PLC	Public Limited Company
REIT	Real Estate Investment Trust
SGD	Singapore Dollar
UAH	Ukraine Hryvna
USD	U.S. Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

At January 31, 2023, the Fund held the following forward foreign currency contracts:

Purchase Contracts Settlement Date	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
Brazilian Real/United States Dollar
02/23/2023	JPMorgan Chase Bank N.A.	BRL	8,939,000	USD	1,646,483	$1,754,190	$107,707
British Pound/United States Dollar
02/21/2023	Morgan Stanley & Co.	GBP	84,765	USD	104,975	104,543	(432)
Chinese Renminbi/United States Dollar
04/19/2023	UBS AG	CNY	17,905,483	USD	2,655,162	2,664,679	9,517
Indonesian Rupiah/United States Dollar
04/14/2023	Royal Bank of Canada	IDR	31,055,400,000	USD	2,053,424	2,072,320	18,896
Singapore Dollar/United States Dollar
02/28/2023	State Street Bank & Trust Co.	SGD	3,630,435	USD	2,644,652	2,764,879	120,227
South Korean Won/United States Dollar
03/28/2023	Citibank N.A.	KRW	3,476,568,000	USD	2,743,547	2,826,337	82,790
						$12,186,948	$338,705

Sale Contracts Settlement Date	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Brazilian Real
02/23/2023	Morgan Stanley & Co.	USD	1,688,803	BRL	8,939,000	$1,754,190	$(65,387)
United States Dollar/British Pound
02/21/2023	Morgan Stanley & Co.	USD	1,216,287	GBP	1,002,570	1,236,497	(20,210)
United States Dollar/Euro
02/21/2023	Morgan Stanley & Co.	USD	4,084,269	EUR	3,791,123	4,126,645	(42,376)
04/19/2023	Morgan Stanley & Co.	USD	456,327	EUR	420,578	459,375	(3,048)
						$7,576,707	$(131,021)
Unrealized appreciation on forward foreign currency exchange contracts							$339,137
Unrealized depreciation on forward foreign currency exchange contracts							$(131,453)

See accompanying Notes  to Portfolio of Investments.

Notes to Portfolio of Investments
January 31, 2023 (unaudited)

1.    Summary of Significant Accounting Policies
a.    Security Valuation:
The Fund values its securities at current market value or fair value, consistent with regulatory requirements. "Fair value" is defined in the Fund's Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date. Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Board of Directors (the "Board") designated abrdn Asia Limited (formerly, Aberdeen Standard Investments (Asia) Limited) (“abrdn Asia” or the “Investment Manager”) or  as the valuation designee ("Valuation Designee") for the Fund to perform the fair value determinations relating to Fund investments for which market quotations are not readily available.
Long-term debt and other fixed-income securities are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service provider. If there are no current day bids, the security is valued at the previously applied bid. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size and the strategies employed by the Valuation Designee generally trade in round lot sizes. In certain circumstances, some trades may occur in smaller “odd lot” sizes which may be effected at lower, or higher, prices than institutional round lot trades. Short-term debt securities (such as commercial paper and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service, or on the basis of amortized cost, if it represents the best approximation of fair value. Debt and other fixed-income securities are generally determined to be Level 2 investments.
Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act, and has an objective, which is not guaranteed, to maintain a $1.00 per share net asset value (“NAV”). Registered investment companies are valued at their net asset value as reported by such company. Generally, these investment types are categorized as Level 1 investments.
Derivatives are valued at fair value. Exchange traded derivatives are generally Level 1 investments and over-the-counter and centrally cleared derivatives are generally Level 2 investments. Forward foreign currency contracts are generally valued based on the bid price of the forward rates and the current spot rate. Forward exchange rate quotations are available for scheduled settlement dates, such as 1-, 3-, 6-, 9- and 12-month periods. An interpolated valuation is derived based on the actual settlement dates of the forward contracts held. Futures contracts are valued at the settlement price or at the last bid price if no settlement price is available. Interest rate swaps agreements are generally valued by an approved pricing agent based on the terms of the swap agreement (including future cash flows).
In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closed before the Valuation Time), the security is valued at fair value as determined by the Valuation Designee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. Under normal circumstances the Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). A security that has been fair valued by the Manager may be classified as Level 2 or Level 3 depending on the nature of the inputs.
9